SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
VIE arrangements
Schedule of disaggregation of revenue

	2019	2020	2021
	RMB	RMB	RMB
Consumer Credit Segment:
Loan facilitation services	5,182,028	1,329,720	2,105,776
Post origination services	757,783	670,440	174,255
Financing services	1,618	59,658	524,840
Others	499,140	469,780	379,431
Subtotal	6,440,569	2,529,598	3,184,302
Wealth Management Segment:
Account management services	2,016,678	921,779	—
Insurance brokerage services	—	430,830	755,691
Others	159,537	79,755	504,822
Subtotal	2,176,215	1,432,364	1,260,513
Other Segment：
Electronic commerce services	—	—	33,114
Subtotal	—	—	33,114
Total net revenue	8,616,784	3,961,962	4,477,929

Schedule of contract assets

	As of December 31, 2020	As of December 31, 2021
	RMB	RMB
Contract assets	1,217,480	1,456,591
Allowance	(467,306)	(350,686)
Contract assets, net	750,174	1,105,905

Schedule of movement of allowance for contract assets

	Year ended December 31, 2020	Year ended December 31, 2021
	RMB	RMB
Balance at beginning of the year	1,515,627	467,306
Allowance for contract assets	298,200	312,798
Write-off	(984,472)	(429,418)
Disposal of Hengcheng (Note 1)	(362,049)	—
Balance at end of the year	467,306	350,686

Schedule of Movement of refund liabilities

RMB
As of January 1, 2020	1,801,535
Addition	15,935
Payouts during the year	(643,832)
Disposal of Hengcheng (as discussed in Note 1)	(1,162,793)

As of December 31, 2020	10,845
Addition	(1,609)
Payouts during the year	(3,504)
As of December 31, 2021	5,732

Schedule of estimated useful lives

Building	20 years
Computer and transmission equipment	3 years
Furniture and office equipment	5 years
Software	1-5 years
Leasehold improvements	Over the shorter of the lease term or expected useful lives

Summary of financing receivable

	As of December 31, 2020	As of December 31, 2021
	RMB	RMB
Financing receivable	1,286,469	1,763,451
Allowance	(32,975)	(65,489)
Financing receivable, net	1,253,494	1,697,962

Summary of movement of allowance for financing receivable

	Year ended December 31, 2020	Year ended December 31, 2021
	RMB	RMB
Balance at beginning of the year	—	32,975
Adjustment related to ASC 326 adoption	776	—
Adjusted opening balance of the year	776	32,975
Current year net provision	32,689	35,293
Write-off	(490)	(2,779)
Balance at end of the year	32,975	65,489

VIE's
VIE arrangements
Schedule of amounts and balances included in the accompanying consolidated financial statements after elimination of intercompany transactions and balances

	December 31,	December 31,
	2020	2021
	RMB	RMB
Assets
Cash and cash equivalents	999,774	1,392,968
Accounts receivable	100,250	217,282
Contract assets, net	541,969	563,235
Contract cost	64,099	8,800
Prepaid expenses and other assets	228,094	145,330
Financing receivables	1,253,494	1,697,960
Amounts due from related parties	261,937	801,791
Available-for-sale investments	10,000	—
Property, equipment and software, net	109,061	80,866
Deferred tax assets	16,379	7,388
Right-of-use assets	96,861	46,222

Total assets	3,681,918	4,961,842

Liabilities
Accounts payable	9,026	18,782
Amounts due to related parties	775,655	384,855
Deferred revenue	43,607	10,320
Accrued expenses and other liabilities	1,054,259	953,843
Secured borrowing	500,500	1,028,600
Deferred tax liabilities	13,985	40,584
Lease liabilities	73,537	39,486

Total liabilities	2,470,569	2,476,470

	Years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Net revenue	8,303,900	2,549,869	3,192,329
Net income	1,503,455	235,360	752,164

	Years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Net cash provided by /(used in) operating activities	846,367	974,840	(236,406)
Net cash provided by /(used in) investing activities	441,983	(1,202,842)	(393,659)
Net cash (used in)/provided by financing activities	(787,737)	862,000	501,400

ABFE
VIE arrangements
Schedule of amounts and balances included in the accompanying consolidated financial statements after elimination of intercompany transactions and balances

	December 31,	December 31,
	2020	2021
	RMB	RMB
Assets
Restricted cash	213,033	56,678
Prepaid expenses and other assets	169	540
Loans at fair value	192,156	73,734
Held-to-maturity investments	3,286	1,700

Total assets	408,644	132,652

Liabilities
Accounts payable	421	144
Amount due to related party	109,502	42,423
Payable to investors at fair value	52,623	50,686
Accrued expenses and other liabilities	896	659

Total liabilities	163,442	93,912

	Years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Net income/(loss)	41,723	(117,969)	(38,720)

	Years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Net cash provided by operating activities	134,848	44,843	17,016
Net cash provided by investing activities	639,717	33,160	65,576
Net cash (used in)/provided by in financing activities	(121,296)	162,134	(71,204)